Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Income Tax Expense

	12.31.2017	12.31.2016	12.31.2015
Profit before income tax expense	2,285,899,647	759,751,371	593,878,861
Statutory rate	35%	35%	35%

Income tax at statutory rate	(800,064,876)	(265,912,980)	(207,857,601)
Adjustments for calculation of the effective income tax:
Effect of different statutory income tax rate in Paraguay (*)	58,251,784	—	—
Expenses of capital issue (1)	50,075,999	—	—
Share of profit (loss) of associates	—	12,820,957	(36,799,260)
Change in tax rate (note 3.7.3)	94,798,090	—	—
Other non-taxable income or non-deductible expense, net	11,401,047	(4,642,302)	2,297,747

Income tax expense	(585,537,956)	(257,734,325)	(242,359,114)

(*)	Statutory income tax rate in Argentina in 2017 was 35%, while in Paraguay was 10%.
(1)	Disclosed in Equity, net of Capital increase

Summary of Income Tax Expense, Current and Deferred

INCOME TAX EXPENSE	12.31.2017	12.31.2016	12.31.2015
Current	(651,110,917)	(238,702,150)	(209,816,188)
Deferred	65,572,961	(19,032,175)	(32,542,926)

Total	(585,537,956)	(257,734,325)	(242,359,114)

Summary of Deferred Income Tax charged to Income
11.1)	The deferred income tax charged to income is composed as follows:

	12.31.2017	12.31.2016	12.31.2015
Assets
Carryforward subsidiary tax losses	19,283,035	—	38,421
Provisions	23,533,897	22,003,693	20,696,371
Trade accounts receivable	954,472	21,379,619	21,379,618
Others	7,545,122	6,453,592	—
Sub-total	51,316,526	49,836,904	42,114,410

Liabilities
Accounts payable	(17,923,933)	—	(8,280,460)
Other receivables	—	(60,402,707)	(51,803,977)
Property, plant and equipment	(246,016,904)	(279,594,390)	(247,196,754)
Others	(16,667,093)	(2,731,820)	(1,385,944)

Sub-total	(280,607,930)	(342,728,917)	(308,667,135)

Total	(229,291,404)	(292,892,013)	(266,552,725)

Summary of Unrecognised Taxable Temporary Difference Associated with Investment and Interest

11.2) Unrecognised taxable temporary difference associated with investment and interest

	12.31.2017	12.31.2016	12.31.2015
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:
- Subsidiaries	(89,599,508)	(54,802,640)	(6,488,478)
- Associates	—	—	(13,062,391)
- Others	(59,773)	(83,682)	(83,682)

	(89,659,281)	(54,886,323)	(19,634,551)

Loma Negra C.I.A.S.A. [member]
Summary of Deferred Income Tax charged to Income

The deferred income tax charged to income is composed as follows:

	12.31.2017	12.31.2016
Assets
Provisions	14,823,820	14,365,654
Others	6,584,426	1,593,756

Total	21,408,246	15,959,410

Liabilities
Investments	(17,923,933)	—
Other receivables	—	(60,402,707)
Property, plant and equipment	(238,728,247)	(256,749,345)
Others	(2,922,623)	(4,127,218)

Total	(259,574,803)	(321,279,270))

Total Deferred income tax liabilities	(238,166,558)	(305,319,860)

Summary of Unrecognised Taxable Temporary Difference Associated with Investment and Interest

Unrecognised taxable temporary difference associated with investment and interest

	12.31.2017	12.31.2016
Taxable temporary differences in relation to investments in subsidiaries and associates for which deferred tax liabilities have not been recognized are attributable to the following:
- Subsidiaries	(89,599,508)	(54,802,640)
- Others	(59,773)	(83,682)

	(89,659,281)	(54,886,323)